Stock Option Plan (Tables) (fuboTV Inc. Pre-Merger)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Schedule of Fair Value of Stock Option
Dividend yield	—%
Expected volatility	76.0 – 88.1%
Risk free rate	0.24 – 0.30%
Derived service period	1.59 – 1.91

Fubo TV Pre-Merger [Member]
Summary of Effects of Stock Based Compensation Expenses

The following table summarizes the effects of stock-based compensation expense on subscriber related expenses, sales and marketing, technology and development, and general and administrative:

	March 31,	March 31,
	2020	2019
Subscriber related expenses	$1	$3
Sales and marketing	94	84
Technology and development	152	142
General and administrative	121	147
Total	$368	$376

The following table summarizes the effects of stock-based compensation expense on subscriber related expenses, sales and marketing, technology and development, and general and administrative:

	December 31,
	2019	2018
Subscriber related expenses	$9	$6
Sales and marketing	352	137
Technology and development	594	355
General and administrative	556	454
Total	$1,511	$952

Schedule of Fair Value of Stock Option

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing valuation model using assumptions in the following table:

March 31,
2019
Expected term (in years)	4.16 – 4.60
Risk-free interest rate	2.57%
Expected volatility	62.4% - 62.8%
Dividend rate	—

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option-pricing valuation model using assumptions in the following table:

	December 31,
	2019	2018
Expected term (in years)	4.16 – 4.60	3.69– 4.35
Risk-free interest rate	2.10 – 2.57%	2.45 – 2.96%
Expected volatility	62.1%	61.2%
Dividend rate	—	—

Summary of Share Activity

A summary of share activity under the Plan is presented below:

	Options Outstanding
	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value of Outstanding Options

Outstanding — January 1, 2019	2,380,989	$4.57	8.56	$6,351
Options granted	169,515	7.38
Options exercised	(81,050)	2.16
Options forfeited	(145,831)	4.51
Options expired	(23,681)	.06

Outstanding — December 31, 2019	2,299,942	$4.85	7.73	$5,848

Exercisable — December 31, 2019	1,312,566	$3.58	7.17	$5,010

Vested and expected to vest — December 31, 2019	2,299,942	$4.85	7.73	$5,848